Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Income Taxes	NOTE 8 INCOME TAXES Income Taxes Included in Net Earnings We operate in a specialized industry and in several tax jurisdictions; as a result, our earnings are subject to various rates of taxation. 2021 2020 Current income tax Tax expense (recovery) for current year 1,033 (38) Adjustments in respect of prior years (13) (30) Total current income tax expense (recovery) 1,020 (68) Deferred income tax Origination and reversal of temporary differences (30) 72 Adjustments in respect of prior years 6 (58) Change in recognition of tax losses and deductible temporary differences (6) (20) Impact of tax rate changes (1) (3) Total deferred income tax recovery (31) (9) Income tax expense (recovery) included in net earnings 989 (77) The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings (loss) before income taxes as follows: 2021 2020 Earnings (loss) before income taxes Canada 1,884 525 United States 1,319 (506) Trinidad 256 (44) Australia 204 83 Other 505 324 4,168 382 Canadian federal and provincial statutory income tax rate (%) 27 27 Income tax at statutory rates 1,125 103 Adjusted for the effect of: Impact of foreign tax rates (98) (18) Production-related deductions (24) (12) Non-taxable income (18) (59) Change in recognition of tax losses and deductible temporary differences (6) (20) Recovery of prior year taxes due to US legislative changes (4) (94) Non-deductible expenses 12 13 Foreign accrual property income 2 7 Other ‐ 3 Income tax expense (recovery) included in net earnings 989 (77) Deferred Income Taxes In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax (recovery) expense recognized in net earnings were: Deferred Income Tax (Recovery) Deferred Income Tax (Assets) Expense Recognized Liabilities in Net Earnings 2021 2020 2021 2020 Deferred income tax assets Asset retirement obligations and accrued environmental costs (354) (376) 21 20 Tax loss and other carryforwards (297) (370) 75 (98) Pension and other post-retirement benefit liabilities (178) (161) (45) (12) Lease liabilities (151) (201) 47 26 Long-term debt (140) (102) (39) 3 Inventories (126) (37) (90) 20 Receivables (44) (50) 6 2 Payables and accrued charges (14) ‐ (14) 25 Other assets (1) (12) 11 17 Deferred income tax liabilities Property, plant and equipment 3,765 3,637 132 (12) Goodwill and other intangible assets 404 471 (64) (67) Payables and accrued charges ‐ 72 (72) 72 Other liabilities 39 36 1 (5) 2,903 2,907 (31) (9) Reconciliation of net deferred income tax liabilities: 2021 2020 Balance – beginning of year 2,907 2,896 Income tax recovery recognized in net earnings (31) (9) Income tax charge recognized in other comprehensive income ("OCI") 30 17 Other (3) 3 Balance – end of year 2,903 2,907 Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2021, were: Amount Expiry Date Unused federal operating losses 1,206 2022 – Indefinite Unused federal capital losses 589 Indefinite Unused investment tax credits 22 2022 – 2040 The unused tax losses and credits with no expiry dates can be carried forward indefinitely. As at December 31, 2021, we had $ 742 of federal tax losses for which we did not recognize deferred tax assets. We have determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income. We did not recognize deferred tax liabilities related to temporary differences associated with investments in subsidiaries and equity-accounted investees amounting to $ 10,241 as at December 31, 2021 (2020 – $ 8,911 ). In 2021, previously unrecognized operating losses were recognized due to a revised estimate of future taxable profits resulting in an increase in deferred tax assets of $ 6 . In 2020, previously unrecognized capital losses were utilized primarily as a result of the net gain on disposal of investment in MOPCO. In addition, as a result of the non-cash impairment of assets relating to our property, plant and equipment at White Springs, management revised its estimate of future taxable profits and derecognized deferred tax assets related to Florida tax losses and deductible temporary differences. In aggregate, the net decrease in unrecognized deferred tax assets in 2020 was $ 20 .